Submission	Sep. 22, 2026
Submission [Line Items]
Central Index Key	0001738008
Registrant Name	Hedge Fund Guided Portfolio Solution
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES